Stockholders' Equity - Assumptions Used to Determine Estimated Fair Value of Stock Options Granted (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2015
Assumptions used to determine the fair value of stock options [Abstract]
Weighted average grant date fair value (in dollars per share)	[1]	$ 0
Stock Options [Member]
Assumptions used to determine the fair value of stock options [Abstract]
Weighted average risk-free interest rates (in hundredths)		2.15%	1.82%
Weighted average expected volatility (in hundredths)		170.42%	97.70%
Weighted average expected option term (in years)		7 years 3 months 14 days	5 years 1 month 24 days
Weighted average grant date fair value (in dollars per share)		$ 82.34	$ 4,964.73

[1]	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.